UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22123

        Nuveen Municipal High Income Opportunity Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity Fund 2 (NMD)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.3% (1.0% of Total Investments)
$ 2,290	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa1	$1,692,997
	System Inc., Series 2005A, 5.250%, 11/15/20

	Arizona – 10.1% (7.8% of Total Investments)
1,000	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation	7/17 at 100.00	N/R	666,580
	Bonds, Series 2007, 6.200%, 7/15/32
4,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	3,000,480
	2007, 7.000%, 12/01/27
13,325	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	8,698,427
	5.000%, 12/01/37
1,000	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	676,260
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)

19,325	Total Arizona			13,041,747

	California – 14.7% (11.4% of Total Investments)
2,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	1,209,860
	5.000%, 12/01/36
4,065	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,870,418
	Trust 3299, 16.832%, 11/15/46 (IF)
3,500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	2,163,560
	Health System, Series 2005A, 5.250%, 7/01/35
	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,
	Franciscan Mobile Home Park Refunding, Series 2007A:
3,500	5.000%, 12/15/37	12/17 at 100.00	A–	2,299,605
1,990	6.500%, 12/15/47	12/17 at 100.00	N/R	1,325,619
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
3,000	5.750%, 6/01/47	6/17 at 100.00	BBB	1,812,150
2,500	5.125%, 6/01/47	6/17 at 100.00	BBB	1,344,600
3,190	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A	81,855
	Revenue Bonds, Series 2005A, Trust 2213, 10.044%, 6/01/45 – AMBAC Insured (IF)
3,665	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A	686,748
	Revenue Bonds, Series 2005A, Trust 2448, 10.053%, 6/01/38 – FGIC Insured (IF)
5,335	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A	4,251,035
	Revenue Bonds, Series 2005A, 5.000%, 6/01/38 – FGIC Insured
1,515	Independent Cities Lease Finance Authority, California, Senior Lien Revenue Bonds, Caritas	8/15 at 100.00	BBB+	954,268
	Affordable Housing Project Mobile Home Park, Series 2005A, 5.200%, 8/15/45 – ACA Insured

34,260	Total California			18,999,718

	Colorado – 10.8% (8.3% of Total Investments)
2,000	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	1,644,020
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon	12/16 at 100.00	N/R	308,605
	Valley Academy, Series 2006, 5.625%, 12/01/36
1,530	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor	5/17 at 100.00	BB+	905,760
	Academy, Series 2007A, 5.700%, 5/01/37
2,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of	6/18 at 102.00	N/R	1,424,860
	Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38
1,480	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA	1,273,880
	Series 2006A, 5.000%, 9/01/41 (4)
1,010	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	BBB+	832,482
	5.000%, 3/01/25
5,045	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	4/17 at 100.00	N/R	3,493,410
	2007, 6.750%, 4/01/27 (Alternative Minimum Tax)
1,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program	11/18 at 100.00	AA–	1,021,100
	Certificates of Participation, Series 2008, 5.500%, 11/01/27 (4)
1,000	Public Authority for Colorado Energy, Natural Gas Revenue Bonds, Colorado Springs Utilities,	No Opt. Call	A+	806,800
	Series 2008, 6.500%, 11/15/38
3,000	University of Colorado Hospital Authority, Revenue Bonds, Series 2006A, 5.250%, 11/15/39	5/16 at 100.00	A3	2,225,340

18,565	Total Colorado			13,936,257

	Florida – 13.2% (10.2% of Total Investments)
1,500	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	1,077,720
	Series 2008A, 7.000%, 5/01/37
2,000	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company	8/11 at 100.00	BBB	1,166,240
	Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)
2,960	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	1,820,311
	Gardens, Series 2004A, 5.900%, 5/01/35
1,500	Palm Glades Community Development District, Florida, Special Assessment Bond, Series 2008A,	5/18 at 100.00	N/R	1,038,825
	7.125%, 5/01/39
1,000	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	5/12 at 101.00	N/R	583,640
	Series 2004, 5.750%, 5/01/35
1,000	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	673,270
	6.000%, 5/01/37
985	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004,	5/12 at 101.00	N/R	485,566
	6.250%, 5/01/36
5,355	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	2,919,867
	South Florida, Trust 1030, 9.405%, 8/15/37 (IF)
6,000	Split Pine Community Development District, Florida, Special Assessment Bonds, Series 2007A,	5/17 at 100.00	N/R	3,062,880
	5.250%, 5/01/39
5,000	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds,	5/18 at 100.00	N/R	3,421,600
	Series 2007, 6.750%, 5/01/38
1,480	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	779,516
	5.400%, 5/01/37

28,780	Total Florida			17,029,435

	Georgia – 0.4% (0.3% of Total Investments)
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	514,060
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42

	Idaho – 2.3% (1.8% of Total Investments)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
2,145	5.250%, 9/01/26	9/16 at 100.00	BBB–	1,633,761
2,000	5.250%, 9/01/37	9/16 at 100.00	BBB–	1,351,860

4,145	Total Idaho			2,985,621

	Illinois – 7.5% (5.8% of Total Investments)
1,100	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim	1/18 at 102.00	N/R	785,059
	Redevelopment Project, Series 2008, 7.000%, 1/01/28
5,620	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	No Opt. Call	BBB	3,411,340
	Series 2007, 5.000%, 12/01/36
1,500	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.500%, 4/01/37	4/17 at 100.00	Baa1	1,163,715
2,500	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	BB–	1,405,025
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental
	Health Center, Series 2007:
1,295	6.200%, 6/01/17	No Opt. Call	N/R	1,091,853
2,745	6.625%, 6/01/37	6/17 at 103.00	N/R	1,878,266

14,760	Total Illinois			9,735,258

	Indiana – 4.0% (3.1% of Total Investments)
3,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	1,892,070
	System, Series 2006, 5.125%, 8/01/29
1,600	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation	No Opt. Call	Aa3	966,720
	Guaranteed, Series 2007A, Trust 2882, 14.676%, 10/15/20 (IF)
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB	1,315,860
	Indiana, Series 2007, 5.500%, 3/01/37
1,625	Vigo County, Indiana, Hospital Authority, Union Hospital, Revenue Bonds, Series 2007,	9/17 at 100.00	N/R	965,543
	5.800%, 9/01/47

8,225	Total Indiana			5,140,193

	Louisiana – 6.2% (4.8% of Total Investments)
5,000	Louisiana Local Government Envirnomental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB+	3,497,550
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
500	Louisiana Local Government Environmental Facilities and Community Development Authority,	No Opt. Call	A	418,405
	Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%,
	7/01/30 – AMBAC Insured
5,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	3,450,800
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37
1,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	635,140
	Series 2001B, 5.875%, 5/15/39

11,500	Total Louisiana			8,001,895

	Maryland – 1.7% (1.3% of Total Investments)
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/17 at 100.00	BBB	2,211,840
	Center Project, Series 2007A, 5.500%, 7/01/42

	Massachusetts – 0.6% (0.4% of Total Investments)
90	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/12 at 102.00	B3	58,681
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
1,000	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center	1/18 at 100.00	N/R	671,020
	Issue, Series A (2008), 6.500%, 1/15/38

1,090	Total Massachusetts			729,701

	Michigan – 1.4% (1.1% of Total Investments)
1,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital	8/17 at 100.00	N/R	560,970
	Obligated Group, Series 2007A, 4.875%, 8/15/27
1,750	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	1,205,680
	Montessori Academy, Series 2007, 6.500%, 12/01/37
20	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	2/09 at 101.00	BB	12,775
	Obligated Group, Series 1998A, 5.250%, 8/15/23

2,770	Total Michigan			1,779,425

	Minnesota – 2.7% (2.1% of Total Investments)
5,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	Baa3	3,484,500
	Series 2005, 6.000%, 11/15/35

	Missouri – 1.0% (0.8% of Total Investments)
40	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center	12/10 at 102.00	Caa2	12,015
	Headquarters Hotel Project, Series 2000A, 7.000%, 12/15/15 (Alternative
	Minimum Tax) (5)
2,026	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment	3/09 at 100.00	N/R	1,290,521
	Project, Series 2008A, 6.300%, 8/22/26

2,066	Total Missouri			1,302,536

	Montana – 0.3% (0.2% of Total Investments)
715	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series	No Opt. Call	N/R	409,967
	1993, 7.000%, 12/31/19 (Alternative Minimum Tax)

	Nevada – 2.0% (1.5% of Total Investments)
55	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	6/09 at 100.00	BB+	35,062
	1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
1,200	5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	A	518,652
1,200	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	A	518,796
	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax
	Revenue Bonds Series 2008A:
1,000	6.500%, 6/15/20	6/18 at 100.00	Ba2	793,650
1,000	6.750%, 6/15/28	6/18 at 100.00	Ba2	705,690

4,455	Total Nevada			2,571,850

	New Jersey – 5.1% (3.9% of Total Investments)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
3,000	6.250%, 9/15/19 (Alternative Minimum Tax)	9/09 at 101.00	B	2,154,270
55	6.400%, 9/15/23 (Alternative Minimum Tax)	9/09 at 101.00	B	37,199
240	6.250%, 9/15/29 (Alternative Minimum Tax)	9/09 at 101.00	B	151,020
25	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	16,398
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
5,700	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	4,211,616
	University Hospital, Series 2007, 5.750%, 7/01/37

9,020	Total New Jersey			6,570,503

	New Mexico – 0.3% (0.2% of Total Investments)
500	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series	10/17 at 100.00	N/R	350,560
	2007, 7.000%, 10/01/37

	New York – 0.6% (0.5% of Total Investments)
1,030	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	777,805
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23

	North Carolina – 3.7% (2.9% of Total Investments)
1,685	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	1,143,323
	2007, 5.250%, 10/01/38
1,910	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,330,487
	Bonds, Series 2008, Trust 1149, 9.412%, 1/15/47 (IF)
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,
	Meredith College, Series 2008A:
1,740	6.000%, 6/01/31	6/18 at 100.00	BBB	1,469,726
1,000	6.125%, 6/01/35	6/18 at 100.00	BBB	839,430

6,335	Total North Carolina			4,782,966

	Ohio – 4.1% (3.2% of Total Investments)
6,845	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	3,873,312
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
95	Coshocton County, Ohio, Environmental Revenue Bonds, Smurfit-Stone Container Corporation,	No Opt. Call	D	12,144
	Series 2005, 5.125%, 8/01/13 (6)
2,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	1,407,200
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)

8,940	Total Ohio			5,292,656

	Oklahoma – 2.7% (2.1% of Total Investments)
5,040	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA–	3,473,518
	Trust 1037, 8.612%, 2/15/42 (IF)
45	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	6/09 at 100.00	B–	30,919
	6.250%, 6/01/20

5,085	Total Oklahoma			3,504,437

	Pennsylvania – 1.4% (1.1% of Total Investments)
1,010	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BB+	660,974
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
1,450	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	1,117,776
	Series 2008A, 6.500%, 7/01/40

2,460	Total Pennsylvania			1,778,750

	Puerto Rico – 0.0% (0.0% of Total Investments)
20	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	6/09 at 100.00	CCC+	9,157
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)

	South Carolina – 6.3% (4.9% of Total Investments)
4,000	Charleston, South Carolina, Tax Increment Revenue Bonds, Charleston Neck redevelopment	No Opt. Call	N/R	3,996,320
	Project, Series 2007, 7.500%, 6/01/09
1,600	Georgetown County, South Carolina, Environmental Improvement Revenue Bonds, International	8/11 at 100.00	BBB	868,672
	Paper Company, Series 2006A, 5.000%, 8/01/30 (Alternative Minimum Tax)
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	No Opt. Call	N/R	3,267,302
	Series 2007B, 7.700%, 11/01/17

9,077	Total South Carolina			8,132,294

	Tennessee – 1.9% (1.5% of Total Investments)
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
2,000	5.500%, 11/01/37	11/17 at 100.00	N/R	992,140
3,000	5.500%, 11/01/46	11/17 at 100.00	N/R	1,446,120

5,000	Total Tennessee			2,438,260

	Texas – 11.7% (9.0% of Total Investments)
440	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	290,017
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
3,000	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds,	2/18 at 100.00	BB+	1,993,650
	Series 2008A, 6.500%, 8/15/38
1,000	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds,	1/14 at 102.00	N/R	739,770
	Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39
1,330	La Vernia Higher Education Financing Corporation, Texas, Education Revenue Bonds, Amigos Por	2/16 at 100.00	N/R	917,235
	Vida Friends For Life Public Charter School, Series 2008, 6.375%, 2/15/37
1,335	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	1,178,391
	5.750%, 1/01/38
110	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	No Opt. Call	Caa1	72,779
	Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)
385	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	254,728
	Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)
3,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/13 at 101.00	Caa1	1,596,960
	LLC Project, Series 2003B, 6.150%, 8/01/22
5,290	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	3,280,911
	Texas Health Resources Project, Trust 1031, 9.591%, 2/15/36 (IF)
1,000	Texas Public Finance Authority, Charter School Revenue Bonds, School of Excellence Charter	12/14 at 100.00	BB	713,850
	School, Series 2004A, 7.000%, 12/01/34
5,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series	8/12 at 100.00	A	4,055,750
	2002A, 5.000%, 8/15/42 – AMBAC Insured

21,890	Total Texas			15,094,041

	Utah – 3.9% (3.0% of Total Investments)
	Utah State Charter School Finance Authority, Noah Webster Academy Revenue Bonds, Series:
500	6.250%, 6/15/28	6/17 at 100.00	N/R	367,140
1,430	6.500%, 6/15/38	6/17 at 100.00	N/R	1,011,453
5,500	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series	12/17 at 100.00	BBB–	3,713,490
	2007A, 5.800%, 6/15/38

7,430	Total Utah			5,092,083

	Washington – 5.6% (4.3% of Total Investments)
4,000	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.750%, 1/01/38	No Opt. Call	N/R	2,857,920
7,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	4,332,510
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32

11,000	Total Washington			7,190,430

	West Virginia – 0.3% (0.3% of Total Investments)
740	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	N/R	445,302
	Economic Development, Series 2006B, 5.625%, 3/01/36

	Wisconsin – 0.0% (0.0% of Total Investments)
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	–
	Healthcare System, Series 2006, Trust 2113, 13.284%, 8/15/26 (IF)
3,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	–
	Healthcare System, Series 2006, Trust 2187, 0.534%, 8/15/34 (IF)

4,000	Total Wisconsin			–

	Wyoming – 1.6% (1.2% of Total Investments)
3,000	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	2,058,870
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 257,473	Total Investments (cost $239,540,300) – 129.4%			167,085,114

	Borrowings – (31.8)% (7)			(41,000,000)

	Other Assets Less Liabilities – 2.4%			3,031,021

	Net Assets Applicable to Common Shares – 100%			$129,116,135

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Investment, or portion of investment, has been pledged as collateral for Recourse Trusts.
(5)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(6)	During the current fiscal period, the Adviser concluded this issue is not likely to meet its future interest payment obligations and directed the custodian to cease accruing additional income on the Fund’s records.
(7)	Borrowings as a percentage of Total Investments is 24.5%.
N/R	Not rated.
(IF)	Inverse floating rate investment.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$167,085,114	$ —	$167,085,114

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $239,405,927.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 792,337
Depreciation	(73,113,150)

Net unrealized appreciation (depreciation) of investments	$(72,320,813)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal High Income Opportunity Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009